Revenues - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of revenue from contracts with customers [line items]
Revenues	$ 1,227,046	$ 1,076,826
Revenue that was included in contract liability balance at beginning of period	68,714	67,336
Merchant cash advances
Disclosure of revenue from contracts with customers [line items]
Revenues	$ 49,961	$ 35,175